Federated Hermes Short-Intermediate Government Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—61.9%
		U.S. Treasury Notes—61.9%
$4,000,000		0.625%, 7/31/2026	$3,631,550
4,000,000		1.750%, 12/31/2026	3,686,390
3,500,000		2.750%, 4/30/2027	3,293,914
2,500,000		3.750%, 12/31/2028	2,396,428
4,000,000		3.875%, 12/31/2027	3,873,550
3,000,000		4.000%, 1/15/2027	2,930,654
4,000,000		4.000%, 2/29/2028	3,887,316
5,000,000		4.000%, 6/30/2028	4,853,997
4,000,000		4.125%, 6/15/2026	3,928,587
4,000,000		4.125%, 2/15/2027	3,919,374
2,000,000		4.250%, 2/28/2031	1,946,250
3,500,000		4.375%, 8/15/2026	3,453,416
2,000,000		4.375%, 12/15/2026	1,972,918
2,000,000		4.375%, 8/31/2028	1,969,182
4,000,000		4.500%, 7/15/2026	3,957,668
3,500,000		4.500%, 4/15/2027	3,464,733
3,000,000		4.625%, 9/15/2026	2,976,369
3,000,000		4.625%, 11/15/2026	2,977,127
3,500,000		4.625%, 4/30/2029	3,486,348
		TOTAL U.S. TREASURIES (IDENTIFIED COST $63,610,114)	62,605,771
		MORTGAGE-BACKED SECURITIES—17.2%
		Federal Home Loan Mortgage Corporation—12.7%
4,558,458		2.500%, 11/1/2051	3,610,882
3,960,271		4.000%, 8/1/2052	3,542,852
2,980,206		5.000%, 5/1/2053	2,829,154
2,847,621		6.000%, 10/1/2053	2,824,470
		TOTAL	12,807,358
		Federal National Mortgage Association—4.5%
1,907,035		4.500%, 10/1/2037	1,845,739
2,715,761		5.000%, 11/1/2038	2,668,404
		TOTAL	4,514,143
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,202,782)	17,321,501
		GOVERNMENT AGENCIES—10.8%
		Federal Farm Credit System—2.9%
3,000,000		4.870%, 9/28/2026	2,966,978
		Federal Home Loan Mortgage Corporation—3.0%
3,000,000		4.750%, 9/30/2025	2,975,795
		Federal National Mortgage Association—4.9%
5,000,000		5.200%, 2/17/2026	4,977,936
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,991,408)	10,920,709
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—5.9%
		Federal Home Loan Mortgage Corporation—1.9%
1,979,721		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,935,588

Principal Amount, Shares or Contracts			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—1.9%
$1,974,019		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	$1,929,379
		Government National Mortgage Association—2.1%
2,123,041		REMIC, Series 2023-111, Class FD, 6.323% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	2,114,740
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,042,451)	5,979,707
		PURCHASED CALL OPTION—0.0%
25		United States Treasury, Notional Amount $1,483,000, Exercise Price $107.5, 0.000%, 5/25/2024 (IDENTIFIED COST $7,092)	977
		PURCHASED PUT OPTION—0.0%
25		United States Treasury, Notional Amount $1,483,000, Exercise Price $107, 0.000%, 5/25/2024 (IDENTIFIED COST $13,342)	14,453
		INVESTMENT COMPANY—3.6%
3,654,664		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[2] (IDENTIFIED COST $3,654,664)	3,654,664
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $102,521,853)	100,497,782
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	644,929
		TOTAL NET ASSETS—100%	$101,142,711
At April 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	275	$28,804,102	June 2024	$(572,122)
Short Futures:
United States Treasury Notes 10-Year Short Futures	15	$1,611,563	June 2024	$(3,081)
United States Treasury Ultra Bond Short Futures	23	$2,749,937	June 2024	$34,462
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(540,741)
The average notional value of long and short futures contracts held by the Fund throughout the period was $36,370,830 and $5,181,860, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $3,613 and $25,143, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 1/31/2024	$4,156,433
Purchases at Cost	$21,372,447
Proceeds from Sales	$(21,874,216)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2024	$3,654,664
Shares Held as of 4/30/2024	3,654,664
Dividend Income	$63,044

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$62,605,771	$—	$62,605,771
Mortgage-Backed Securities	—	17,321,501	—	17,321,501
Government Agencies	—	10,920,709	—	10,920,709
Collateralized Mortgage Obligations	—	5,979,707	—	5,979,707
Purchased Call Option	977	—	—	977
Purchased Put Option	14,453	—	—	14,453
Investment Company	3,654,664	—	—	3,654,664
TOTAL SECURITIES	$3,670,094	$96,827,688	$—	$100,497,782
Other Financial Instruments:[1]
Assets	$34,462	$—	$—	$34,462
Liabilities	(575,203)	—	—	(575,203)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(540,741)	$—	$—	$(540,741)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate